Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Aug. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	555,000,000	555,000,000		555,000,000
Common stock, shares outstanding	46,527,999	46,527,999	46,527,999	33,980,753
Common stock, shares issued		46,527,999	46,527,999	33,980,753